Related Party Transactions (Details Narrative) - CAD ($)	Jul. 10, 2026	Mar. 01, 2026	Dec. 29, 2023
Notes and other explanatory information [abstract]
Fair value of vested warrants			$ 798,188
Granted RSUs description	the Company granted 51,134 RSUs to a director, The RSUs vest as follows: (i) 11,134 on August 31, 2026; and (ii) 40,000 on February 28, 2027. On the same date, the director was granted 300,000 options with an exercise price of $2.00 per share. The options vest at a rate of 25% every 6 months for two years following the date of grant and expire on December 29, 2028.	the Company granted 1,281,000 RSUs to directors and management. The RSUs vest as follows: (i) 640,500 on August 31, 2026; and (ii) 640,500 on February 28, 2027.